Profit Distribution (Details) - Hywin Wealth Management Co., Ltd. - CNY (¥) ¥ in Thousands		12 Months Ended
	May 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Profit Distribution [Line Items]
Dividends declared	¥ 150,000	¥ 0	¥ 0
Percentage of equity interest held		100.00%
Hywin Financial Holding Group Co., Ltd.
Profit Distribution [Line Items]
Dividends payable	¥ 127,500
Percentage of equity interest held	85.00%
Ms. Wang Dian
Profit Distribution [Line Items]
Dividends payable	¥ 22,500
Percentage of equity interest held	15.00%